Financial instruments - Disclosure of Financial Liabilities at Amortized Cost (Details) - Financial liabilities at amortized cost - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 5,731	SFr 6,593
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	679	410
Accrued project costs and royalties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,057	1,827
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,444	3,652
Other non-employee related accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 551	SFr 704